Consolidated statement of changes in equity (Parenthetical)		1 Months Ended		12 Months Ended
		Nov. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)
Dividends paid on ordinary shares per share (in usd per share) | $ / shares				$ 0.51	$ 0.51	$ 0.50
Reduction of issued capital		$ 2,000,000,000.0	$ 1,000,000,000.0
Total equity				$ 197,871,000,000	$ 182,578,000,000	$ 197,518,000,000
Cumulative goodwill				5,138,000,000
Gain (loss) on acquisition related costs				149,000,000
Gain (loss) on contingent forward contract				(121,000,000)
Gains (losses) on hedging instrument				$ 621,000,000	$ (439,000,000)	$ 40,000,000
HSBC Holdings
Dividends paid on ordinary shares per share (in usd per share) | $ / shares				$ 0.51	$ 0.51	$ 0.50
Reduction of issued capital				$ 3,000,000,000
Total equity				$ 103,787,000,000	$ 104,858,000,000	$ 107,414,000,000
Number of shares repurchased | shares				328,200,000
Gains (losses) on hedging instrument				$ (57,000,000)	(909,000,000)	(4,000,000)
Currency Risk, Rights Issue
Gains (losses) on hedging instrument				(344,000,000)
Contingent Convertible Securities | HSBC Holdings
Payments for debt issue costs				14,000,000	6,000,000	12,000,000
Intercompany debt issue costs				37,000,000		25,000,000
Tax effect of issuance of contingent convertible securities				$ 10,000,000	$ 4,000,000	$ 19,000,000
Treasury shares
Number of shares outstanding | shares				360,590,019	353,356,251	81,580,180
Treasury shares | HSBC Holdings
Number of shares outstanding | shares				326,843,840	325,499,152	67,881
Total equity				$ 2,542,000,000	$ 2,499,000,000	$ 1,000,000
Merger reserve
Total equity	[1],[2]			27,308,000,000	27,308,000,000	27,308,000,000
Cumulative goodwill				3,469,000,000
Cumulative acquisition value									$ 15,796,000,000
Cumulative acquisition costs				614,000,000
Merger reserve | HSBC Holdings
Total equity				35,127,000,000	35,127,000,000	35,127,000,000
Merger reserve | HSBC France
Cumulative acquisition value											$ 8,290,000,000
Merger reserve | HSBC Finance Corporation
Cumulative acquisition value										$ 12,768,000,000
Retained earnings
Total equity	[3],[4],[5]			139,999,000,000	136,795,000,000	143,976,000,000
Cumulative goodwill				1,669,000,000
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability					1,672,000,000
Retained earnings | HSBC Holdings
Total equity	[6]			23,903,000,000	27,656,000,000	32,224,000,000
Available- for-sale fair value reserve
Total equity	[1]			(350,000,000)	(477,000,000)	(189,000,000)
Cumulative assets held for sale				176,000,000
Available- for-sale fair value reserve | HSBC Holdings
Total equity				59,000,000	112,000,000	183,000,000
Cash flow hedging reserve
Total equity	[1]			(222,000,000)	(27,000,000)	34,000,000
Cumulative assets held for sale				34,000,000
Foreign exchange reserve
Total equity	[1]			(19,072,000,000)	(28,038,000,000)	(20,044,000,000)
Cumulative assets held for sale				2,600,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount				3,000,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities
Notional amount				3,000,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount				3,000,000,000
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount				2,000,000,000
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities
Notional amount				2,000,000,000
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount					2,000,000,000
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Notional amount				2,450,000,000
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities
Notional amount				2,450,000,000
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount						$ 2,450,000,000
February 2017 Share Buy-Back Program
Authorized amount for share buy-back program								$ 1,000,000,000.0
July 2017 Share Buy-Back Program
Authorized amount for share buy-back program							$ 2,000,000,000.0
Pension Plan | Principal plan
Re-measurement effects recognised in other comprehensive income				3,140,000,000	(437,000,000)
Pension Plan | Present value of defined benefit obligations | Principal plan
Re-measurement effects recognised in other comprehensive income				$ 1,730,000,000	$ (6,886,000,000)

[1]	At 31 December 2015, our operations in Brazil were classified as held for sale. The cumulative amount of other reserves attributable to these operations were as follows: available-for-sale fair value reserve debit of $176m, cash flow hedging reserve credit of $34m and foreign exchange reserve debit of $2.6bn.
[2]	Statutory share premium relief under Section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-group reorganisations. During 2009, pursuant to Section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve. The merger reserve includes a deduction of $614m in respect of costs relating to the rights issue, of which $149m was subsequently transferred to the income statement. Of this $149m, $121m was a loss arising from accounting for the agreement with the underwriters as a contingent forward contract. The merger reserve excludes the loss of $344m on a forward foreign exchange contract associated with hedging the proceeds of the rights issue.
[3]	At 1 January 2017, the cumulative changes in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of $1,672m.
[4]	At 31 December 2017, retained earnings included 360,590,019 treasury shares (2016: 353,356,251; 2015: 81,580,180). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets.
[5]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[6]	At 31 December 2017, retained earnings included 326,843,840 ($2,542m) of treasury shares (2016: 325,499,152 ($2,499m); 2015: 67,881 ($1m)). The increase principally reflects the share buy-back initiative, with the purchase of 328.2m ordinary shares ($3,000m) all of which were cancelled during the year and used to reduce outstanding ordinary shares. In addition, treasury shares are held to fund employee share plans.